SCHEDULE OF ACCRUED LIABILITIES AND OTHERS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Compensation and other contributions	$ 82,368	$ 15,193
Other current liability	42,832	37,485
Advance from customers	3,494	2,893
Operating lease liability	36,361
Total	$ 165,055	$ 55,571